Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2011 $	December 31, 2010 $
Voyage and vessel expenses	209,058	179,553
Interest	63,310	70,760
Payroll and benefits and other	83,528	84,912
Deferred revenue	38,690	41,894

	394,586	377,119